Share listing expense and change in fair value of warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Calculation of the Share listing expense	Details of the calculation of the Share listing expense are as follows:
(Euros in thousands, except share and per share data)

Description	Amount	Number of shares/warrants

(a) ARYA Ordinary Shares	—	17,968,750
(b) Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020	€13.53	—
(c) Fair value of TopCo Shares issued to ARYA shareholders (a * b)	€243,071	—
(d) Outstanding ARYA Warrants	—	7,187,500
(e) Closing price of ARYA Warrants on Nasdaq as of July 1, 2020	€4.82	—
(f) Fair value of outstanding ARYA Warrants (d * e)	€34,644	—
(g) Cash and cash equivalents held in ARYA’s trust account	€128,849
(h) Current liabilities by ARYA	€3,921
ARYA’s identifiable net assets (g-f-h)	€90,284	—
IFRS 2 Expense on the closing date	€152,787	—